Subsequent events	6 Months Ended
Jun. 30, 2021
Subsequent events [abstract]
Subsequent events	22 Subsequent events There are no subsequent events to report other than those disclosed in Note 6 ‘Assets and liabilities held for sale’ and Note 21 ‘Capital management’.